Credit Facilities and Lease Obligations - Mandatory Principal Repayments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	$ 163.0
2022
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	40.4
2023
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	33.5
2024
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	21.2
2025
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	16.1
2026
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	12.8
Thereafter
Disclosure of detailed information about borrowings [line items]
Undiscounted cash flows for lease obligation	$ 39.0